Stockholders' Equity - Summary of Status of Restricted Stock Unit Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding Balance	5,900	750
Number of Options, Granted	0	11,175
Number of Options, Vested	(5,650)	(6,025)
Number of Options, Forfeited	0	0
Number of Options, Outstanding Balance	250	5,900
Weighted Average Grant Date Fair Value, Outstanding Balance	$ 31.16	$ 42.50
Weighted Average Grant Date Fair Value, Granted	0	6.93
Weighted Average Grant Date Fair Value, Vested	8.93	8.01
Weighted Average Grant Date Fair Value, Forfeited	0	0
Weighted Average Grant Date Fair Value, Outstanding Balance	$ 42.50	$ 31.16